                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated October 5, 2005
       to the Statement of Additional Information dated February 28, 2005 as supplemented April 1, 2005, April 29, 2005 and July 1, 2005

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix C in the Statement of Additional
Information:

                                TRUSTEE
"NAME, YEAR OF BIRTH AND        AND/OR                                                                OTHER
POSITION(S) HELD WITH THE       OFFICER                                                           TRUSTEESHIP(S)
        TRUST                    SINCE       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
---------------------------     -------      -------------------------------------------         ---------------
INDEPENDENT TRUSTEES
Raymond Stickel, Jr. - 1944      2005        Retired                                                   None"
Trustee                                      Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                       AIM INTERNATIONAL CORE EQUITY FUND

              (SERIES PORTFOLIO OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated October 5, 2005
 to the Statement of Additional Information dated February 28, 2005, as revised
       April 8, 2005 and as supplemented April 29, 2005 and July 1, 2005

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS - TRANSFER AGENT" in the Statement of Additional Information:

     "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."

The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

     "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o    the reinvestment of dividends and distributions from a Fund;

     o    exchanges of shares of certain Funds;

     o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services Inc., or

     o    a merger, consolidation or acquisition of assets of a Fund."


Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix C in the Statement of Additional
Information:

                                 TRUSTEE
"NAME, YEAR OF BIRTH AND         AND/OR
POSITION(S) HELD WITH THE        OFFICER                                                             OTHER TRUSTEESHIP(S)
         TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               HELD BY TRUSTEE
---------------------------      -------     -------------------------------------------             --------------------

INDEPENDENT TRUSTEES
Raymond Stickel, Jr. - 1944       2005       Retired                                                 None"
Trustee                                      Formerly:  Partner, Deloitte & Touche


Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.

                          AIM ASIA PACIFIC GROWTH FUND
                            AIM EUROPEAN GROWTH FUND
                        AIM GLOBAL AGGRESSIVE GROWTH FUND
                             AIM GLOBAL GROWTH FUND
                          AIM INTERNATIONAL GROWTH FUND

              (SERIES PORTFOLIOS OF AIM INTERNATIONAL MUTUAL FUNDS)

                        Supplement dated October 5, 2005
 to the Statement of Additional Information dated February 28, 2005, as revised
       April 8, 2005 and as supplemented April 29, 2005 and July 1, 2005

The following information replaces in its entirety the second paragraph appearing under the heading "INVESTMENT ADVISORY AND OTHER SERVICES, OTHER SERVICE PROVIDERS - TRANSFER AGENT" in the Statement of Additional Information:

     "The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and AIS provides that AIS will perform certain shareholder services for the Funds. For servicing accounts holding Class A, A3, B, C, K, P, R, AIM Cash Reserves and Investor Class Shares, the TA Agreement provides that the Trust on the behalf of the Funds will pay AIS at a rate of $21.60 per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the number of open shareholder accounts during each month."

The following information replaces in its entirety the last paragraph appearing under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - PURCHASES OF CLASS A SHARES AT NET ASSET VALUE" in the Statement of Additional Information:

     "In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

     o    the reinvestment of dividends and distributions from a Fund;

     o    exchanges of shares of certain Funds;

     o the purchase of shares in connection with the repayment of a retirement plan loan administered by AIM Investment Services, Inc., or

     o    a merger, consolidation or acquisition of assets of a Fund."

Effective October 1, 2005, Raymond Stickel, Jr. was elected Trustee of the AIM Funds. The following information is added under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional
Information:

                                 TRUSTEE
"NAME, YEAR OF BIRTH AND         AND/OR                                                                  OTHER
POSITION(S) HELD WITH THE        OFFICER                                                              TRUSTEESHIP(S)
         TRUST                    SINCE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             HELD BY TRUSTEE
-------------------------        -------     -------------------------------------------             ---------------
INDEPENDENT TRUSTEES

Raymond Stickel, Jr. - 1944       2005       Retired                                                 None"
Trustee                                      Formerly:  Partner, Deloitte & Touche

Additionally, effective October 1, 2005, Mr. Stickel was appointed as a member of the Audit Committee of the Boards of Trustees of the AIM Funds.